Other Current Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other receivables	$ 844,173	$ 557,401
Deposits	2,564,531	1,402,522
Total other current assets	$ 3,408,704	$ 1,959,923